Pension and severance plans - Weighted-average assumptions (Details 5) - Japanese plans	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Discount rate	0.50%	1.20%
Rate of compensation increase	2.90%	4.10%